Housing loans and deposits from customers in the banking business (Tables)	Nov. 15, 2019
Banking and Thrift [Abstract]
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year
At March 31, 2020, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2022	39,145
2023	16,102
2024	10,513
2025	3,238
2026	2,190
Later fiscal years	12,823

Total	84,011